PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 15, 2022	Dec. 31, 2022	Nov. 10, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Total property and equipment		$ 5,990,122
Less: Accumulated depreciation		28,949
Property and equipment, net		5,961,173		$ 0
Asset purchase agreement with Huangtong International Co., Ltd.
PROPERTY AND EQUIPMENT, NET
Aggregate consideration	$ 5,980,000
Market value of cryptocurrency mining servers			$ 5,980,000
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment		5,982,900
Electronics and office equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment		$ 7,222